Supplemental Oil and Gas Disclosures (Unaudited) - Unaudited Information of Future Net Cash Flows For Oil and Gas Reserves, Net of Income Tax Expense (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Cash inflows	$ 52,073	$ 142,934
Production costs	(21,413)	(47,562)
Development costs	(8,055)	(12,507)
Income tax expense	(3,080)	(21,465)
Net cash flows	19,525	61,400
10 percent discount rate	(8,931)	(29,742)
Discounted future net cash flows	10,594	31,658
Egypt [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Cash inflows	11,124	16,802
Production costs	(2,185)	(2,924)
Development costs	(1,515)	(1,683)
Income tax expense	(2,326)	(4,091)
Net cash flows	5,098	8,104
10 percent discount rate	(1,330)	(2,099)
Discounted future net cash flows	3,768	6,005
United States [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Cash inflows	26,610	73,859
Production costs	(12,178)	(25,875)
Development costs	(2,255)	(4,422)
Income tax expense	(63)	(10,657)
Net cash flows	12,114	32,905
10 percent discount rate	(6,876)	(17,639)
Discounted future net cash flows	5,238	15,266
Canada [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Cash inflows	7,345	18,966
Production costs	(3,841)	(7,537)
Development costs	(1,939)	(2,453)
Income tax expense		(1,070)
Net cash flows	1,565	7,906
10 percent discount rate	(868)	(3,983)
Discounted future net cash flows	697	3,923
Australia [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Cash inflows		19,391
Production costs		(4,105)
Development costs		(1,173)
Income tax expense		(3,202)
Net cash flows		10,911
10 percent discount rate		(5,875)
Discounted future net cash flows		5,036
North Sea [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Cash inflows	6,994	13,916
Production costs	(3,209)	(7,121)
Development costs	(2,346)	(2,776)
Income tax expense	(691)	(2,445)
Net cash flows	748	1,574
10 percent discount rate	143	(146)
Discounted future net cash flows	$ 891	$ 1,428